STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
STOCK BENEFIT PLANS [Abstract]
Allocated shares	254,482	278,330
Unallocated shares	131,110	61,642
Total ESOP shares	385,592	339,972
Fair value of unallocated shares	$ 4,530,706	$ 3,698,895